Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FIDELITY COVINGTON TRUST
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000131671
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Communication Services Index ETF
Trading Symbol	FCOM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Communication Services Index ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Communication Services Index ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, interactive media & services gained 19% and contributed most to the fund's performance for the fiscal year. Publishing stocks also helped, gaining 21%, while alternative carriers advanced 17%. Movies & entertainment (+1%) also contributed.

•   In contrast, interactive home entertainment returned about -25% and detracted most, followed by advertising, which returned roughly -36%. The wireless telecommunication services subindustry returned approximately -25%, and integrated telecommunication services (-3%) also hurt. Other detractors included the cable & satellite (-9%) and application software (-56%) subindustries.

•   Turning to individual stocks, the top contributor was Alphabet (+85%), from the interactive media & services subindustry. In movies & entertainment, Warner Bros Discovery (+98%) contributed. In integrated telecommunication services, Verizon Communications gained about 18% and contributed. In interactive home entertainment, Electronic Arts (+38%) helped. Lastly, EchoStar (+159%), a stock in the cable & satellite subindustry, also boosted the fund.

•   Conversely, the biggest detractor was Meta Platforms (-27%), from the interactive media & services subindustry. In interactive home entertainment, ROBLOX returned about -74% and hurt. Netflix (-41%), a stock in the movies & entertainment subindustry, detracted as well, as did Trade Desk (-81%), from the advertising subindustry. Lastly, T-Mobile US (-24%), from the wireless telecommunication services subindustry, also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	$25,666 Fidelity® MSCI Communication Services Index ETF	$25,947 MSCI USA IMI Communication Services 25/50 Index	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$10,459	$10,483	$11,604
2018	$9,921	$9,943	$13,489
2019	$12,038	$12,081	$14,566
2020	$13,410	$13,475	$16,308
2021	$19,553	$19,665	$22,251
2022	$13,284	$13,371	$21,219
2023	$15,469	$15,585	$23,980
2024	$18,925	$19,087	$29,292
2025	$24,529	$24,762	$34,076
2026	$25,666	$25,947	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Communication Services Index ETF - NAV	4.63%	5.59%	9.88%
MSCI USA IMI Communication Services 25/50 Index	4.79%	5.70%	10.00%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,730,307,512
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,495,602
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2026)
Table Summary
FUND STATISTICS	Value
Fund Size	$1,730,307,512
Number of Holdings	93
Portfolio Turnover	44%
Total Advisory Fee	$1,495,602

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	99.5
Belgium -	0.2
Canada -	0.2
Bermuda -	0.1
Israel -	0.0Footnote Reference*
Singapore -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Interactive Media & Services	47.4
Entertainment	23.7
Diversified Telecommunication Services	15.4
Media	7.9
Wireless Telecommunication Services	2.9
All Others	2.7

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
Meta Platforms, Inc., Class A	20.1
Alphabet, Inc., Class A	15.2
Alphabet, Inc., Class C	8.6
Netflix, Inc.	4.8
Verizon Communications, Inc.	4.6
Walt Disney Co.	4.1
AT&T, Inc.	4.1
Comcast Corp., Class A	2.8
T-Mobile U.S., Inc.	2.7
Warner Bros Discovery, Inc.	2.5
Total	69.5

Material Fund Change [Text Block]
C000131662
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Consumer Discretionary Index ETF
Trading Symbol	FDIS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Consumer Discretionary Index ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Discretionary Index ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, broadline retail gained about 15% and contributed to the fund's performance for the fiscal year. Apparel retail, which gained roughly 39%, also helped, as did automobile manufacturers, which advanced 6%. The hotels, resorts & cruise lines subindustry rose approximately 8%, while apparel, accessories & luxury goods gained roughly 15%, and automotive parts & equipment advanced roughly 15%.

•   Conversely, casinos & gaming returned -24% and detracted, followed by footwear, which returned -27%. The home improvement retail subindustry returned -7%. Restaurants (-4%) also hurt. Automotive retail (-6%) and education services (-16%) hampered the fund's result. Other detractors included the other specialty retail (-8%) and distributors (-8%) subindustries.

•   Turning to individual stocks, the biggest contributor was Amazon.com (+16%), from the broadline retail subindustry. In apparel retail, Ross Stores (+85%) and TJX (+28%) contributed. In automobile manufacturers, General Motors gained 68% and boosted the fund. Lastly, Marriott International (+42%), a stock in the hotels, resorts & cruise lines subindustry, also contributed.

•   In contrast, the biggest detractor was NIKE (-43%), from the footwear subindustry. Flutter Entertainment (-65%), from the casinos & gaming subindustry, also detracted. MercadoLibre (-21%), from the broadline retail subindustry, hurt. In hotels, resorts & cruise lines, Booking Holdings (-12%) hurt the fund's performance. Lastly, in home improvement retail, Home Depot returned -7% and also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	$34,977 Fidelity® MSCI Consumer Discretionary Index ETF	$35,044 Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$11,442	$11,454	$11,604
2018	$13,886	$13,915	$13,489
2019	$15,018	$15,056	$14,566
2020	$18,812	$18,851	$16,308
2021	$26,892	$26,826	$22,251
2022	$23,156	$23,124	$21,219
2023	$25,482	$25,471	$23,980
2024	$28,310	$28,323	$29,292
2025	$32,768	$32,814	$34,076
2026	$34,977	$35,044	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Consumer Discretionary Index ETF - NAV	6.74%	5.40%	13.34%
Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index℠	6.79%	5.49%	13.36%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,681,458,893
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 1,523,964
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2026)
Table Summary
FUND STATISTICS	Value
Fund Size	$1,681,458,893
Number of Holdings	245
Portfolio Turnover	18%
Total Advisory Fee	$1,523,964

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	96.2
Brazil -	1.3
Switzerland -	1.0
United Kingdom -	0.4
Bermuda -	0.3
Jersey -	0.2
Sweden -	0.2
Bahamas -	0.1
Ireland -	0.1
Israel -	0.1
Hong Kong -	0.1

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Broadline Retail	25.9
Hotels, Restaurants & Leisure	22.3
Specialty Retail	20.2
Automobiles	15.9
Household Durables	5.2
All Others	10.5

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
Amazon.com, Inc.	23.0
Tesla, Inc.	13.1
Home Depot, Inc.	4.9
McDonald's Corp.	2.9
TJX Cos., Inc.	2.6
Booking Holdings, Inc.	2.4
Starbucks Corp.	1.8
Lowe's Cos., Inc.	1.8
MercadoLibre, Inc.	1.3
Marriott International, Inc., Class A	1.3
Total	55.1

Material Fund Change [Text Block]
C000131664
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Consumer Staples Index ETF
Trading Symbol	FSTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Consumer Staples Index ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Staples Index ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, soft drinks & non-alcoholic beverages gained about 23% and contributed most to the fund's performance for the fiscal year. Consumer staples merchandise retail stocks also helped (+12%). Tobacco rose approximately 18%, food distributors gained 26%, and agricultural products & services advanced 34%. Other contributors included the household products (+1%), drug retail (+3%), health care services (+34%) and restaurants (0%) subindustries.

•   Conversely, packaged foods & meats returned -8% and detracted most. Personal care products (-16%) and distillers & vintners (-14%) also hurt. Other detractors included the food retail (-3%), brewers (-11%) and specialized finance (-2%) subindustries.

•   Turning to individual stocks, the biggest contributor was Coca-Cola (+33%), from the soft drinks & non-alcoholic beverages subindustry. From the same subindustry, Monster Beverage (+65%) helped. In consumer staples merchandise retail, Walmart (+15%) and Target (+50%) boosted the fund. Lastly, in tobacco, Philip Morris International gained roughly 22% and also boosted the fund.

•   In contrast, the biggest detractor was BellRing Brands (-78%), from the personal care products subindustry. Kroger (-15%) and Sprouts Farmers Market (-42%), within the food retail subindustry, hurt the fund's performance. General Mills (-22%), from the packaged foods & meats subindustry, hurt. Lastly, Constellation Brands, within the distillers & vintners subindustry, returned about -20% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	$21,024 Fidelity® MSCI Consumer Staples Index ETF	$21,248 Fidelity MSCI Consumer Staples Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$10,383	$10,393	$11,604
2018	$10,377	$10,403	$13,489
2019	$11,742	$11,781	$14,566
2020	$12,651	$12,717	$16,308
2021	$15,065	$15,160	$22,251
2022	$15,938	$16,053	$21,219
2023	$16,926	$17,064	$23,980
2024	$18,124	$18,289	$29,292
2025	$19,316	$19,508	$34,076
2026	$21,024	$21,248	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Consumer Staples Index ETF - NAV	8.84%	6.89%	7.71%
Fidelity MSCI Consumer Staples Index ETF Capped Linked Index℠	8.92%	6.99%	7.83%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,416,650,650
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,152,540
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2026)
Table Summary
FUND STATISTICS	Value
Fund Size	$1,416,650,650
Number of Holdings	96
Portfolio Turnover	10%
Total Advisory Fee	$1,152,540

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	99.8
Cayman Islands -	0.2

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Consumer Staples Distribution & Retail	38.4
Beverages	19.9
Household Products	14.8
Food Products	14.4
Tobacco	8.6
All Others	3.9

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
Walmart, Inc.	13.5
Costco Wholesale Corp.	11.4
Coca-Cola Co.	8.5
Procter & Gamble Co.	8.5
Philip Morris International, Inc.	4.5
PepsiCo, Inc.	4.2
Altria Group, Inc.	3.7
Mondelez International, Inc., Class A	2.6
Monster Beverage Corp.	2.4
Colgate-Palmolive Co.	2.3
Total	61.6

Material Fund Change [Text Block]
C000131665
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Energy Index ETF
Trading Symbol	FENY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Energy Index ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Energy Index ETF	$10	0.08%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, integrated oil & gas gained roughly 40% and contributed most to the fund's performance for the fiscal year. Oil & gas refining & marketing stocks also helped, gaining 102%. The oil & gas exploration & production subindustry rose 26%. Oil & gas equipment & services (+53%) also contributed. Other contributors included the oil & gas storage & transportation (+26%), oil & gas drilling (+78%) and coal & consumable fuels (+5%) subindustries.

•   Turning to individual stocks, the top contributor was Exxon Mobil (+26%), from the integrated oil & gas subindustry. From the same subindustry, Chevron (+37%) and ExxonMobil Holdings (+15%) contributed. Lastly, in oil & gas refining & marketing, Valero Energy (+131%) and Marathon Petroleum (+88%) also boosted the fund.

•   Conversely, the biggest detractor was Expand Energy (-7%), from the oil & gas exploration & production subindustry. Within the same subindustry, Sable Offshore (-81%) and Comstock Resources (-24%) hindered the fund. In oil & gas storage & transportation, NextDecade (-39%) hurt the fund. Lastly, Centrus Energy (-22%), a stock in the coal & consumable fuels subindustry, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	$25,194 Fidelity® MSCI Energy Index ETF	$25,410 Fidelity MSCI Energy Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$9,908	$9,921	$11,604
2018	$11,941	$11,970	$13,489
2019	$9,623	$9,649	$14,566
2020	$5,842	$5,857	$16,308
2021	$8,693	$8,725	$22,251
2022	$14,404	$14,476	$21,219
2023	$16,723	$16,823	$23,980
2024	$18,437	$18,562	$29,292
2025	$17,849	$17,987	$34,076
2026	$25,194	$25,410	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Energy Index ETF - NAV	41.15%	23.72%	9.68%
Fidelity MSCI Energy Index ETF Capped Linked Index℠	41.27%	23.84%	9.77%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 2,009,050,754
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,345,286
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2026)
Table Summary
FUND STATISTICS	Value
Fund Size	$2,009,050,754
Number of Holdings	103
Portfolio Turnover	7%
Total Advisory Fee	$1,345,286

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	98.1
United Kingdom -	1.2
Ireland -	0.3
Switzerland -	0.2
Norway -	0.2
Thailand -	0.0Footnote Reference*
Australia -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Oil, Gas & Consumable Fuels	88.1
Energy Equipment & Services	11.6
All Others	0.3

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
ExxonMobil Holdings Corp.	22.0
Chevron Corp.	14.4
ConocoPhillips	5.9
Valero Energy Corp.	3.8
Marathon Petroleum Corp.	3.8
Williams Cos., Inc.	3.4
Phillips 66	3.4
EOG Resources, Inc.	3.2
SLB Ltd.	2.9
Kinder Morgan, Inc.	2.5
Total	65.3

Material Fund Change [Text Block]
C000131666
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Financials Index ETF
Trading Symbol	FNCL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Financials Index ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Financials Index ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, diversified banks gained 26% and notably contributed to the fund's performance for the fiscal year. Investment banking & brokerage, which gained roughly 24%, also helped, as did regional banks, which advanced about 28%. The property & casualty insurance subindustry rose roughly 14%, while life & health insurance gained 31%. Other contributors included the reinsurance (+22%) and multi-line insurance (+26%) subindustries.

•   In contrast, financial exchanges & data returned -17% and notably detracted. Transaction & payment processing services (-3%) and insurance brokers (-8%) also hurt. Other detractors included the diversified financial services (-5%) subindustry.

•   Turning to individual stocks, the biggest contributor was JPMorgan Chase (+20%), from the diversified banks subindustry. Within the same subindustry, Bank of America (+32%) and Citigroup (+43%) also meaningfully contributed. Lastly, in investment banking & brokerage, Goldman Sachs Group (+44%) and Morgan Stanley (+50%) also added value.

•   Conversely, the biggest detractor was Coinbase Global (-63%), from the financial exchanges & data subindustry. From the same subindustry, S&P Global (-22%) hurt the fund's performance. In transaction & payment processing services, Fiserv returned -63% and hindered the fund. Lastly, in asset management & custody banks, Blackstone (-25%) and KKR (-32%) also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	$34,784 Fidelity® MSCI Financials Index ETF	$35,108 Fidelity MSCI Financials Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$13,129	$13,152	$11,604
2018	$14,866	$14,904	$13,489
2019	$15,282	$15,332	$14,566
2020	$13,024	$13,084	$16,308
2021	$20,336	$20,445	$22,251
2022	$19,094	$19,211	$21,219
2023	$20,324	$20,465	$23,980
2024	$25,757	$25,959	$29,292
2025	$31,342	$31,618	$34,076
2026	$34,784	$35,108	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Financials Index ETF - NAV	10.98%	11.33%	13.28%
Fidelity MSCI Financials Index ETF Capped Linked Index℠	11.04%	11.42%	13.38%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 2,375,283,067
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 1,940,644
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2026)
Table Summary
FUND STATISTICS	Value
Fund Size	$2,375,283,067
Number of Holdings	388
Portfolio Turnover	4%
Total Advisory Fee	$1,940,644

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	99.0
Bermuda -	0.4
Ireland -	0.4
Puerto Rico -	0.2
Kazakhstan -	0.0Footnote Reference*
Cayman Islands -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Banks	30.9
Capital Markets	24.7
Financial Services	24.4
Insurance	14.5
Consumer Finance	4.6
All Others	0.9

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
JPMorgan Chase & Co.	10.4
Berkshire Hathaway, Inc., Class B	7.9
Visa, Inc., Class A	6.8
Mastercard, Inc., Class A	5.2
Bank of America Corp.	4.7
Goldman Sachs Group, Inc.	3.3
Wells Fargo & Co.	2.9
Morgan Stanley	2.8
Citigroup, Inc.	2.5
American Express Co.	2.0
Total	48.5

Material Fund Change [Text Block]
C000131667
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Health Care Index ETF
Trading Symbol	FHLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Health Care Index ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Health Care Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, pharmaceuticals gained 53% and contributed most to the fund's performance for the fiscal year. Biotechnology stocks also helped (+37%). Managed health care rose about 62%, life sciences tools & services gained approximately 22%, and health care services advanced 39%. Other contributors included the health care distributors (+25%), health care facilities (+23%) and health care supplies (+19%) subindustries.

•   In contrast, health care equipment returned -14% and detracted most. Health care technology (-34%) and personal care products (-40%) also hurt.

•   Turning to individual stocks, the top contributor was Eli Lilly (+57%), from the pharmaceuticals subindustry. From the same subindustry, Johnson & Johnson (+61%) and Merck (+75%) contributed. In managed health care, UnitedHealth (+71%) contributed. Lastly, AbbVie (+39%), a stock in the biotechnology subindustry, also helped.

•   Conversely, the biggest detractor was Boston Scientific (-54%), from the health care equipment subindustry. Within the same subindustry, Intuitive Surgical (-28%) and Abbott Laboratories (-15%) hurt the fund's performance. In pharmaceuticals, Zoetis (-47%) detracted. Lastly, Alnylam Pharmaceuticals (-48%), a stock in the biotechnology subindustry, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	$25,656 Fidelity® MSCI Health Care Index ETF	$25,882 Fidelity MSCI Health Care Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$10,928	$10,939	$11,604
2018	$12,604	$12,631	$13,489
2019	$13,088	$13,128	$14,566
2020	$15,665	$15,727	$16,308
2021	$20,038	$20,135	$22,251
2022	$19,373	$19,481	$21,219
2023	$19,887	$20,012	$23,980
2024	$22,386	$22,546	$29,292
2025	$19,959	$20,118	$34,076
2026	$25,656	$25,882	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Health Care Index ETF - NAV	28.54%	5.07%	9.88%
Fidelity MSCI Health Care Index ETF Capped Linked Index℠	28.65%	5.15%	9.98%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 3,296,468,345
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 2,355,922
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2026)
Table Summary
FUND STATISTICS	Value
Fund Size	$3,296,468,345
Number of Holdings	337
Portfolio Turnover	4%
Total Advisory Fee	$2,355,922

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	98.9
Ireland -	0.7
Canada -	0.1
United Kingdom -	0.1
Switzerland -	0.1
Netherlands -	0.1
Germany -	0.0Footnote Reference*
Costa Rica -	0.0Footnote Reference*
Jersey -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Pharmaceuticals	33.9
Biotechnology	22.5
Health Care Providers & Services	18.1
Health Care Equipment & Supplies	15.4
Life Sciences Tools & Services	9.2
All Others	0.9

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
Eli Lilly & Co.	13.3
Johnson & Johnson	8.9
AbbVie, Inc.	6.4
UnitedHealth Group, Inc.	5.4
Merck & Co., Inc.	4.7
Thermo Fisher Scientific, Inc.	3.1
Amgen, Inc.	3.0
Abbott Laboratories	2.7
Gilead Sciences, Inc.	2.3
Pfizer, Inc.	2.1
Total	51.9

Material Fund Change [Text Block]
C000131668
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Industrials Index ETF
Trading Symbol	FIDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Industrials Index ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Industrials Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, aerospace & defense gained roughly 21% and contributed most to the fund's performance for the fiscal year. Construction machinery & heavy transportation equipment, which gained approximately 69%, also helped, as did construction & engineering, which advanced 50%. The electrical components & equipment subindustry rose about 24%, while heavy electrical equipment gained about 58%, and industrial machinery & supplies & components advanced 16%. Other contributors included the rail transportation (+34%), air freight & logistics (+44%), cargo ground transportation (+50%), trading companies & distributors (+13%), industrial conglomerates (+21%) and building products (+4%) subindustries.

•   Conversely, passenger ground transportation returned -20% and detracted most, followed by research & consulting services, which returned -17%. The human resource & employment services subindustry returned -11%. Data processing & outsourced services (-26%) also hurt. Diversified support services (-12%) and environmental & facilities services (-5%) hampered the fund's result, along with the specialized consumer services (-5%) subindustry. Lastly, specialty chemicals (0%) also hurt.

•   Turning to individual stocks, the top contributor was Caterpillar (+87%), from the construction machinery & heavy transportation equipment subindustry. In aerospace & defense, GE Aerospace (+34%) and RTX (+39%) helped. In heavy electrical equipment, GE Vernova gained roughly 52% and helped. Lastly, in rail transportation, Union Pacific (+34%) contributed.

•   In contrast, the biggest detractor was Uber Technologies (-21%), from the passenger ground transportation subindustry. Axon Enterprise (-31%) and TransDigm Group (-17%), from the aerospace & defense subindustry, hurt the fund's performance. In diversified support services, Copart (-36%) hurt. Lastly, Automatic Data Processing (-12%), a stock in the human resource & employment services subindustry, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	$36,860 Fidelity® MSCI Industrials Index ETF	$37,209 Fidelity MSCI Industrials Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$11,808	$11,819	$11,604
2018	$13,589	$13,617	$13,489
2019	$14,028	$14,066	$14,566
2020	$13,419	$13,470	$16,308
2021	$19,749	$19,843	$22,251
2022	$18,346	$18,447	$21,219
2023	$21,862	$22,003	$23,980
2024	$26,072	$26,270	$29,292
2025	$30,785	$31,048	$34,076
2026	$36,860	$37,209	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Industrials Index ETF - NAV	19.73%	13.29%	13.93%
Fidelity MSCI Industrials Index ETF Capped Linked Index℠	19.84%	13.40%	14.04%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 2,312,817,566
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 1,506,267
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2026)
Table Summary
FUND STATISTICS	Value
Fund Size	$2,312,817,566
Number of Holdings	365
Portfolio Turnover	4%
Total Advisory Fee	$1,506,267

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	98.8
Canada -	0.6
United Kingdom -	0.4
Ireland -	0.2
Virgin Islands -	0.0Footnote Reference*
Switzerland -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Aerospace & Defense	25.1
Machinery	20.4
Electrical Equipment	13.0
Ground Transportation	8.9
Building Products	5.8
All Others	26.8

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
Caterpillar, Inc.	5.4
General Electric Co.	5.3
RTX Corp.	4.1
GE Vernova, Inc.	3.8
Union Pacific Corp.	2.5
Boeing Co.	2.3
Eaton Corp. PLC	2.3
Deere & Co.	2.0
Uber Technologies, Inc.	1.8
Parker-Hannifin Corp.	1.8
Total	31.3

Material Fund Change [Text Block]
C000131669
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Information Technology Index ETF
Trading Symbol	FTEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Information Technology Index ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Information Technology Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, semiconductors gained 50% and contributed most to the fund's performance for the fiscal year. Technology hardware, storage & peripherals, which gained 72%, also helped, as did semiconductor materials & equipment, which advanced 163%. The communications equipment subindustry rose roughly 88%, while electronic components gained about 81%, and internet services & infrastructure advanced approximately 36%. Other contributors included the electronic manufacturing services (+56%), electronic equipment & instruments (+25%) and technology distributors (+38%).

•   Conversely, application software returned roughly -23% and detracted most. Systems software (-10%) and IT consulting & other services (-27%) also hurt.

•   Turning to individual stocks, the top contributor was Apple (+49%), from the technology hardware, storage & peripherals subindustry. Lastly, Micron Technology (+638%), Advanced Micro Devices (+166%), NVIDIA (+12%) and Intel (+359%), within the semiconductors subindustry, also helped.

•   In contrast, the biggest detractor was Microsoft (-12%), from the systems software subindustry. From the same subindustry, Oracle (-49%) and ServiceNow (-41%) hurt the fund. Lastly, Intuit (-59%) and Strategy (-79%), within the application software subindustry, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	$84,407 Fidelity® MSCI Information Technology Index ETF	$85,174 Fidelity MSCI Information Technology Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$12,884	$12,900	$11,604
2018	$16,482	$16,523	$13,489
2019	$19,109	$19,172	$14,566
2020	$26,177	$26,291	$16,308
2021	$36,798	$36,991	$22,251
2022	$33,335	$33,534	$21,219
2023	$41,289	$41,574	$23,980
2024	$52,269	$52,617	$29,292
2025	$63,904	$64,386	$34,076
2026	$84,407	$85,174	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Information Technology Index ETF - NAV	32.08%	18.06%	23.78%
Fidelity MSCI Information Technology Index ETF Capped Linked Index℠	32.29%	18.15%	23.89%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 19,851,859,939
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 14,395,429
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2026)
Table Summary
FUND STATISTICS	Value
Fund Size	$19,851,859,939
Number of Holdings	282
Portfolio Turnover	9%
Total Advisory Fee	$14,395,429

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	98.6
Switzerland -	0.3
China -	0.3
Singapore -	0.3
Canada -	0.2
United Kingdom -	0.1
Thailand -	0.1
Israel -	0.1
Norway -	0.0Footnote Reference*
Australia -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Semiconductors & Semiconductor Equipment	41.9
Software	24.5
Technology Hardware, Storage & Peripherals	20.4
Electronic Equipment, Instruments & Components	5.1
Communications Equipment	4.3
All Others	3.8

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
NVIDIA Corp.	17.2
Apple, Inc.	16.3
Microsoft Corp.	11.0
Broadcom, Inc.	4.2
Micron Technology, Inc.	3.8
Advanced Micro Devices, Inc.	3.2
Cisco Systems, Inc.	1.9
Applied Materials, Inc.	1.7
Intel Corp.	1.7
Lam Research Corp.	1.5
Total	62.5

Material Fund Change [Text Block]
C000131670
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Materials Index ETF
Trading Symbol	FMAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Materials Index ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Materials Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, steel gained 65% and contributed most to the fund's performance for the fiscal year. Specialty chemicals, which gained 14%, also helped, as did gold, which advanced 49%. The copper subindustry rose 58%, while industrial gases gained 5%, and commodity chemicals advanced 18%. Other contributors included the aluminum (+71%), paper & plastic packaging products & materials (+7%), silver (+150%), fertilizers & agricultural chemicals (+4%), metal, glass & plastic containers (+6%) and diversified chemicals (+27%) subindustries.

•   In contrast, construction materials returned -1% and detracted most, followed by diversified metals & mining, which returned -11%. The building products subindustry returned -12%, and paper products (-15%) also hurt. Other detractors included the aerospace & defense (-1%), broadline retail (-71%) and semiconductor materials & equipment (-6%) subindustries.

•   Turning to individual stocks, the top contributor was Newmont (+54%), from the gold subindustry. In copper, Freeport-McMoRan (+58%) lifted the fund. Nucor (+78%) and Steel Dynamics (+97%), within the steel subindustry, helped. Lastly, in industrial gases, Linde gained 5% and also lifted the fund.

•   Conversely, the biggest detractor was Mosaic (-38%), from the fertilizers & agricultural chemicals subindustry. From the same subindustry, FMC returned -71% and detracted. In paper & plastic packaging products & materials, Graphic Packaging Holding (-52%) hurt the fund's performance. Martin Marietta Materials (-9%), a stock in the construction materials subindustry, detracted as well. Lastly, in diversified metals & mining, MP Materials (-31%) also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	$24,690 Fidelity® MSCI Materials Index ETF	$24,839 Fidelity MSCI Materials Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$11,616	$11,626	$11,604
2018	$12,956	$12,962	$13,489
2019	$12,435	$12,458	$14,566
2020	$12,843	$12,879	$16,308
2021	$18,623	$18,652	$22,251
2022	$17,751	$17,795	$21,219
2023	$19,955	$20,022	$23,980
2024	$21,905	$21,999	$29,292
2025	$21,285	$21,395	$34,076
2026	$24,690	$24,839	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Materials Index ETF - NAV	16.00%	5.80%	9.46%
Fidelity MSCI Materials Index ETF Capped Linked Index℠	16.10%	5.90%	9.53%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 578,674,493
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 426,086
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2026)
Table Summary
FUND STATISTICS	Value
Fund Size	$578,674,493
Number of Holdings	102
Portfolio Turnover	10%
Total Advisory Fee	$426,086

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	99.8
Canada -	0.2
United Kingdom -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Chemicals	49.7
Metals & Mining	28.1
Construction Materials	11.4
Containers & Packaging	10.6
Paper & Forest Products	0.1
All Others	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
Linde PLC	15.1
Newmont Corp.	6.9
Freeport-McMoRan, Inc.	6.2
Sherwin-Williams Co.	5.5
Ecolab, Inc.	4.8
CRH PLC	4.3
Air Products & Chemicals, Inc.	4.3
Nucor Corp.	3.9
Corteva, Inc.	3.6
Vulcan Materials Co.	2.4
Total	57.0

Material Fund Change [Text Block]
C000151119
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Real Estate Index ETF
Trading Symbol	FREL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Real Estate Index ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Real Estate Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, health care REITs gained about 37% and contributed most to the ETF's performance for the fiscal year. The retail industry, which advanced 31%, also helped, as did industrial REITs, which were up 35%. The data center category rose 21%, while hotel & resort gained 61%, and self storage advanced 20%. Other contributors included the other specialized (+12%), multi-family residential (+5%), diversified (+21%), office (+8%), single-family residential (+3%) and real estate operating companies (+50%) segments of the REIT market.

•   Conversely, real estate services returned about -27% and detracted most. Telecom tower (-17%) REITs also hurt. Other detractors were the integrated telecommunication services (-47%) subindustry and the real estate development (-4%) group.

•   Turning to individual stocks, the biggest contributor was Welltower (+45%), from the health care industry. From the same category, Ventas (+43%) lifted the fund as well. Among industrial REITs, Prologis gained roughly 40% and also contributed. Another notable contributor was Simon Property (+46%), a stock in the retail segment. Lastly, in the data center category, Equinix gained roughly 34% and also lifted the fund.

•   In contrast, the biggest detractor was CoStar (-70%), in real estate services. From the same industry, Zillow returned about -58% and hurt the fund as well. Among telecom tower REITs, American Tower (-16%) and Crown Castle (-26%) further detracted. Lastly, VICI Properties (-14%), from the other specialized category, also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	$16,861 Fidelity® MSCI Real Estate Index ETF	$17,018 Fidelity MSCI Real Estate Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$9,848	$9,852	$11,604
2018	$10,294	$10,307	$13,489
2019	$11,651	$11,669	$14,566
2020	$11,037	$11,085	$16,308
2021	$14,965	$15,063	$22,251
2022	$14,328	$14,416	$21,219
2023	$12,916	$13,009	$23,980
2024	$14,284	$14,413	$29,292
2025	$14,656	$14,781	$34,076
2026	$16,861	$17,018	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Real Estate Index ETF - NAV	15.04%	2.41%	5.36%
Fidelity MSCI Real Estate Index ETF Capped Linked Index℠	15.14%	2.47%	5.46%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,493,430,546
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 1,054,621
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2026)
Table Summary
FUND STATISTICS	Value
Fund Size	$1,493,430,546
Number of Holdings	124
Portfolio Turnover	8%
Total Advisory Fee	$1,054,621

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	100.0

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Specialized REITs	31.2
Health Care REITs	16.9
Retail REITs	15.2
Industrial REITs	11.3
Residential REITs	10.8
All Others	14.6

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.6
Short-Term Investments and Net Other Assets (Liabilities) -	0.4

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
Welltower, Inc.	9.1
Prologis, Inc.	7.9
Equinix, Inc.	5.2
Simon Property Group, Inc.	4.7
American Tower Corp.	4.1
Digital Realty Trust, Inc.	3.9
Realty Income Corp.	3.6
Public Storage	3.4
CBRE Group, Inc., Class A	2.7
Ventas, Inc.	2.7
Total	47.3

Material Fund Change [Text Block]
C000131663
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Utilities Index ETF
Trading Symbol	FUTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Utilities Index ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Utilities Index ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, electric utilities gained about 8% and contributed most to the fund's performance for the fiscal year. Multi-utilities stocks (+8%) also helped. The gas utilities subindustry rose 12%. Other contributors included the water utilities (+4%) and renewable electricity (+9%) subindustries.

•   In contrast, independent power producers & energy traders returned -21% and detracted most.

•   Turning to individual stocks, the top contributor was NextEra Energy (+26%), from the electric utilities subindustry. Within the same subindustry, American Electric Power (+17%), Edison International (+48%) and Entergy (+23%) helped. Lastly, Dominion Energy, within the multi-utilities subindustry, gained about 24% and also boosted the fund.

•   Conversely, the biggest detractor was Constellation Energy (-22%), from the electric utilities subindustry. Within the same subindustry, NRG Energy (-15%) and Oklo (-50%) hurt. Another notable detractor was Vistra (-27%), a stock in the independent power producers & energy traders subindustry. Lastly, Public Service Enterprise, within the multi-utilities subindustry, returned -11% and also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	$23,068 Fidelity® MSCI Utilities Index ETF	$23,308 Fidelity MSCI Utilities Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$10,662	$10,677	$11,604
2018	$11,070	$11,101	$13,489
2019	$12,833	$12,885	$14,566
2020	$13,235	$13,307	$16,308
2021	$14,885	$14,978	$22,251
2022	$17,132	$17,250	$21,219
2023	$15,997	$16,120	$23,980
2024	$17,998	$18,154	$29,292
2025	$21,727	$21,933	$34,076
2026	$23,068	$23,308	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Utilities Index ETF - NAV	6.17%	9.16%	8.72%
Fidelity MSCI Utilities Index ETF Capped Linked Index℠	6.27%	9.25%	8.83%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 2,328,529,730
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,880,305
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2026)
Table Summary
FUND STATISTICS	Value
Fund Size	$2,328,529,730
Number of Holdings	64
Portfolio Turnover	4%
Total Advisory Fee	$1,880,305

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	100.0

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Electric Utilities	61.7
Multi-Utilities	24.6
Independent Power and Renewable Electricity Producers	5.6
Gas Utilities	4.8
Water Utilities	3.1
All Others	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
NextEra Energy, Inc.	11.8
Southern Co.	6.9
Duke Energy Corp.	6.4
Constellation Energy Corp.	5.3
American Electric Power Co., Inc.	4.5
Dominion Energy, Inc.	4.0
Sempra	3.8
Vistra Corp.	3.3
Entergy Corp.	3.2
Xcel Energy, Inc.	3.2
Total	52.4

Material Fund Change [Text Block]